Convertible Preferred Stock	12 Months Ended
Dec. 31, 2023
Temporary Equity Disclosure [Abstract]
Convertible Preferred Stock
7. Convertible Preferred Stock
As of December 31, 2022 and until the closing of the Company’s IPO on November 7, 2023, the Company’s certificate of incorporation authorized the Company to issue 143,653,546 shares of series A and series B convertible preferred stock each with a par value of $0.0001 per share. Upon the closing of the Company’s IPO on November 7, 2023, all 85,495,722 outstanding shares of the Company’s series A convertible preferred stock and all 58,157,823 outstanding shares of the Company’s series B convertible preferred stock converted into 8,070,027 shares and 6,386,337 shares of common stock, respectively, including 896,764 shares of common stock issued as a result of series B convertible preferred stock antidilution provisions (see Note 8).
As of December 31, 2022 and until the closing of the Company’s IPO on November 7, 2023, convertible preferred stock consisted of the following:

	Convertible Preferred Stock Authorized	Convertible Preferred Stock Issued and Outstanding	Proceeds Received	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A convertible preferred stock	85,495,722	85,495,722	$85,496	$85,496	8,070,027
Series B convertible preferred stock	58,157,824	58,157,823	100,060	100,060	5,489,573

	143,653,546	143,653,545	$185,556	$185,556	13,559,600

As of December 31, 2022 and until the closing of the Company’s IPO on November 7, 2023, the rights and privileges of the holders of the convertible preferred stock were as follows:
Voting
—Holders of preferred stock were to vote together with the holders of common stock as a single class and on an as converted to common stock basis.
Dividends
—The holders of shares of series B convertible preferred stock were entitled to receive, as declared by the Company’s Board of Directors, dividends per share at the rate of 8% of the issue price per share of series B convertible preferred stock, prior and in preference to any declaration or payment of any other dividend (other than dividends on shares of common stock payable in shares of common stock). After payment of dividends to the holders of shares of series B convertible preferred stock, the holders of shares of series A convertible preferred stock were entitled to receive, as declared by the Company’s Board of Directors, dividends per share at the rate of 8% of the issue price per share of series A convertible preferred stock, prior and in preference to any declaration or payment of any other dividend (other than dividends on shares of common stock payable in shares of common stock).
Deemed Liquidation Event
—Each of the following events was to be considered a “Deemed Liquidation Event” unless the holders of a majority of the outstanding shares of preferred stock and the holders of at least 64% of the outstanding shares of series B convertible preferred stock elected otherwise by written notice to be sent to the Company at least five business days prior to the effective date of any such event; (a) a merger or consolidation in which the Company is a constituent party or a subsidiary of the Company was a constituent party and the Company issued shares of its capital stock pursuant to such merger or consolidation, except: any such merger or consolidation involving the Company or a subsidiary in which the shares of capital stock of the Company outstanding immediately prior to such merger or consolidation continued to represent, or were converted into or exchanged for shares of capital stock that represented, immediately following such merger or consolidation, at least a majority by voting power of the capital stock of (1) the surviving or resulting company; or (2) if the surviving or resulting company was a wholly owned subsidiary of another company immediately following such merger or consolidation, the parent company of such surviving or resulting corporation; (b) (1) the sale, lease, transfer, exclusive license or other disposition, in a single transaction or series of related transactions, by the Company or any subsidiary of the Company of all or substantially all the assets of the Company and its subsidiaries taken as a whole, or (2) the sale or disposition (whether by merger, consolidation or otherwise, and whether in a single transaction or a series of related transactions) of one or more subsidiaries of the Company if substantially all of the assets of the Company and its subsidiaries taken as a whole were held by such subsidiary or subsidiaries, except where such sale, lease, transfer, exclusive license or other disposition was to a wholly owned subsidiary of the Company; or (c) the Corporation’s completion of (1) a reverse merger into a public shell, or (2) a merger or consolidation with a special purpose acquisition company or its subsidiary in which the common stock (or similar securities) of the surviving or parent entity were publicly traded in a public offering pursuant to an effective registration statement under the 1933 Securities Act, as amended.
Liquidation Preference
—In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, the holders of shares of series B convertible preferred stock were entitled to be paid out of the assets of the Company or, in the case of a Deemed Liquidation Event, out of the consideration payable to stockholders or the available proceeds, before any payment would be made to the holders of common stock or series A convertible preferred stock, an amount per share equal to the series B convertible preferred stock issue price of $18.227267 per share (subject to adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization), plus any dividends declared but unpaid. If upon any such liquidation, dissolution or winding up of the Company or Deemed Liquidation Event, the assets of the Company available for distribution to its stockholders was insufficient to pay the holders of shares of series B convertible preferred stock the full amount to which they were entitled, the holders of shares of series B convertible preferred stock would have shared ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full (the “Series B Liquidation Preference”).
In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, after payment of the Series B Liquidation Preference, the holders of shares of series A convertible preferred stock were entitled to be paid out of the assets of the Company or, in the case of a Deemed Liquidation Event, out of the consideration payable to stockholders or the available proceeds, before any payment shall be made to the holders of common stock or series A convertible preferred stock, an amount per share equal to the series A convertible preferred stock issue price of $10.594230 per share (subject to adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization), plus any dividends declared but unpaid. If upon any such liquidation, dissolution or winding up of the Company or Deemed Liquidation Event, the assets of the Company available for distribution to its stockholders was insufficient to pay the holders of shares of series A convertible preferred stock the full amount to which they were entitled, the holders of shares of series A convertible preferred stock would have shared ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full (the “Series A Liquidation Preference”).
In the event that there were additional assets to be distributed after payment of the Series A Liquidation Preference and the Series B Liquidation Preference, the holders of the series A convertible p refe
rred stock and series B convertible preferred stock would have shared in the distribution along with common stockholders as if the shares of the series A convertible preferred stock and series B convertible preferred stock had converted to common stock immediately prior to the distribution, up to an amount, (a) taken together with the Series A Liquidation Preference, not to exceed $31.782691 per share with respect to the series A convertible preferred stockholders; and (b) taken together with the Series B Liquidation Preference, not to exceed $54.681802 per share with respect to the series B convertible preferred stockholders.
Redemption
—The preferred stock did not contain a mandatory redemption provision. Upon a deemed liquidation event, the holders would have been paid their preference amounts according to their priority. Remeasurement to redemption value would only have been required if a deemed liquidation event was probable.
Conversion
—Upon either (a) the closing of the sale of shares of common stock to the public at a price of at least $22.784057 per share (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the common stock), in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $75,000,000 of gross proceeds to the Company and in connection with the offering of the common stock listed for trading on the Nasdaq Stock Market’s National Market, the New York Stock Exchange or another exchange or marketplace approved by the Company’s Board of Directors, including the approval of at least two (2) preferred directors (a “Qualified IPO”), which occurred on November 7, 2023, or (b) the date and time, or the occurrence of an event specified by vote or written consent of the Noteholders, then (i) all outstanding shares of convertible preferred stock were to automatically be converted into shares of common stock, at the then effective conversion rate.